Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (86)		$ (85)	$ (10)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Change in unrealized gains (losses), net of adjustments	(481)	[1]	(95)	88
Changes in market risk benefits - instrument-specific credit risk	1		0
Other comprehensive income (loss), net of income taxes	(480)		(95)	88
Comprehensive income (loss)	$ (566)		$ (180)	$ 78

[1]	See Note 13 of the Notes to these Financial Statements for details of change in unrealized gains (losses), net of adjustments.